PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions
Net cash used in operating activities	$ 115,332	¥ 802,922	¥ 704,966	¥ 487,202
Net cash used in investing activities	(231,550)	(1,611,983)	(304,846)	(833,307)
Net cash generated from (used in) financing activities	66,302	461,557	(19,901)	(612,651)
Net (decrease) increase in cash and cash equivalents and restricted cash	(43,645)	(303,844)	465,552	(1,099,054)
Cash and cash equivalents and restricted cash at beginning of the year	382,232	2,661,021	2,195,469	3,294,523
Cash and cash equivalents and restricted cash at end of the year	338,587	2,357,177	2,661,021	2,195,469
Parent Company
Condensed Cash Flow Statements, Captions
Net cash used in operating activities	(20,539)	(142,989)	(166,068)	(18,324)
Net cash used in investing activities	(145,258)	(1,011,257)	(203,651)	(1,291,042)
Net cash generated from (used in) financing activities	116,028	807,765	43,145	(130,187)
Net (decrease) increase in cash and cash equivalents and restricted cash	(49,769)	(346,481)	(326,574)	(1,439,533)
Cash and cash equivalents and restricted cash at beginning of the year	84,816	590,470	917,044	2,356,597
Cash and cash equivalents and restricted cash at end of the year	$ 35,047	¥ 243,989	¥ 590,470	¥ 917,044